Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Payments terms	60 days from invoice date.
Customer finance agreements, description	Customer finance agreements may be agreed separately with some customers where payment terms exceed 179 days.
Description of type of hedge	At inception, the Company documents the economic relationship between the hedged item and hedging instrument. For FX hedges, the hedge ratio is usually 1:1. The Company will designate either changes in forward or spot rates as the hedged risk.
Customized solution [member]
Summary Of Significant Accounting Policies [Line Items]
Payments terms	60 days from invoice date.
Customer finance agreements, description	Customer finance agreements may be agreed separately with some customers where payment terms exceed 179 days.
Intellectual Property Rights [member]
Summary Of Significant Accounting Policies [Line Items]
Payments terms	60 days from invoice date.
Bottom of range [member] | Real estate [member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives in general for real estate	25 years
Bottom of range [member] | Machinery and Equipment [member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives in general for real estate	3 years
Top of range [member] | Real estate [member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives in general for real estate	50 years
Top of range [member] | Machinery and Equipment [member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives in general for real estate	10 years